UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2922

Waddell & Reed Advisors Cash Management, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30
Date of reporting period: March 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
March 31, 2006

Waddell & Reed Advisors Cash Management

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Proxy Voting Information
30	Quarterly Portfolio Schedule Information
30	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Cash Management, Inc. prospectus.

President's Letter
      March 31, 2006

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended March 31, 2006. Stock prices generally rose during the period while bond prices were flat, accompanied by a dramatic narrowing of the difference in income potential between money market securities (those maturing in less than a year) and bonds that mature in 10 to 30 years. Overall, the Citigroup Broad Investment Grade Index declined 0.03 percent over the last six months.

Between September and March, global financial markets contended with volatile energy prices, uncertainties regarding both Federal Reserve monetary policy and U.S. government fiscal policy and negative news related to the Iraq war and Iran's nuclear ambitions. Several U.S. states faced economic issues related to rebuilding after the worst hurricane season in the nation's history last summer.

Despite all these challenges, the S&P 500 Index increased 6.39 percent during the six-month period ended March 31, while the Dow Jones Industrial Average rose 6.13 percent. Corporate profits have remained strong in many sectors even as growth in U.S. gross domestic product (GDP) slowed - we think temporarily - to 1.7 percent in 2005's calendar fourth quarter. Housing markets in the U.S. cooled a bit as the yield on 10-year U.S. Treasury bonds - a fixed-income security that lenders often use to set home mortgage rates - rose to 4.85 percent, from 4.30 percent six months earlier.

Many market professionals have one question in mind these days: how much more will the Federal Reserve have to tighten money before it becomes convinced that inflation is under control? By March 31, the Fed's target for short-term interest rates (the Federal Funds rate) stood at 4.75 percent following four quarter-point increases since September. We think that as it becomes clear that the U.S. economy is operating at a sustainable, non-inflationary rate, the two-year-long tightening cycle may end.

This past winter, many Americans were fortunate to enjoy relatively mild weather - blunting the impact of high natural gas prices on consumer spending. Nevertheless, energy costs remain an economic wild card, as evidenced by a recent rebound in gasoline prices with the arrival of spring.

We believe that longer term, higher energy prices are here to stay, creating pain at the pump, but also investment opportunity both here and abroad. That is one reason why we believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. Through appropriate diversification in multiple asset classes, you potentially take advantage of long-term change and provide greater balance to your portfolio.

Your financial advisor can help you develop an appropriate investment strategy as part of a customized financial plan based on your individual goals. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed. Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Illustration of Fund Expenses
Cash Management

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2006	Beginning Account Value 9-30-05	Ending Account Value 3-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,016.70	0.92%	$4.64
Class B	1,000	1,011.00	2.04	10.26
Class C	1,000	1,011.10	2.02	10.16
Based on 5% Return (2)
Class A	$1,000	$1,020.36	0.92%	$4.65
Class B	1,000	1,014.77	2.04	10.28
Class C	1,000	1,014.88	2.02	10.18
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF CASH MANAGEMENT

Portfolio Highlights

On March 31, 2006, Waddell & Reed Advisors Cash Management, Inc. had net assets totaling $664,389,692.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2006, your Fund owned:

Corporate Obligations - Notes	$31.97
Municipal Obligations - Taxable	$22.65
Corporate Obligations - Commercial Paper	$21.10
United States Government Agency Obligations and Liabilities, Net of Cash and Other Assets,	$13.37
Corporate Obligations - Certificates of Deposit	$10.91

The Investments of Cash Management
March 31, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposits - 10.91%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$12,000	$12,000,000
Citibank, N.A.:
4.625%, 4-28-06	10,000	10,000,000
4.73%, 5-23-06	13,500	13,500,000
4.81%, 6-7-06	9,000	9,000,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	13,500	13,500,000
4.725%, 11-27-06	8,500	8,493,720
Wells Fargo Bank, N.A.,
5.0%, 2-13-07	6,000	6,000,000
		72,493,720
Commercial Paper
Finance Companies - 8.57%
Ciesco, LLC:
4.8%, 5-10-06	610	606,828
4.79%, 6-2-06	15,700	15,570,484
Preferred Receivables Funding Corp.,
4.88%, 4-3-06	7,728	7,725,905
Three Pillars Funding LLC:
4.7%, 4-17-06	16,000	15,966,578
4.71%, 4-18-06	5,000	4,988,879
4.75%, 4-20-06	3,400	3,391,476
4.8%, 4-20-06	1,691	1,686,716
4.79%, 4-28-06	7,000	6,974,853
		56,911,719
Multiple Industry - 0.04%
General Electric Capital Corporation,
4.7%, 5-9-06	275	273,636

Security and Commodity Brokers - 1.88%
UBS Finance Delaware LLC (UBS AG):
4.49%, 4-17-06	9,000	8,982,040
4.69%, 5-8-06	3,500	3,483,129
		12,465,169

Total Commercial Paper - 10.49%		69,650,524

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 6.28%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.8%, 4-3-06	9,000	8,997,600
River Fuel Company #2, Inc. (Bank of New York Company Inc. (The)),
4.6%, 4-3-06	15,400	15,396,065
River Fuel Funding Company #3, Inc. (Bank of New York Company Inc. (The)),
4.76%, 7-6-06	13,400	13,229,909
River Fuel Trust #1 (Bank of New York Company Inc. (The)),
4.58%, 4-3-06	4,100	4,098,957
		41,722,531
Food and Related - 4.26%
COFCO Capital Corp. (Rabobank Nederland):
4.62%, 4-6-06	5,000	4,996,792
4.65%, 4-11-06	10,000	9,987,083
4.68%, 4-13-06	6,500	6,489,860
4.71%, 4-18-06	3,715	3,706,737
4.72%, 4-18-06	3,150	3,142,979
		28,323,451
Multiple Industry - 0.07%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
4.8%, 4-26-06	450	448,500

Total Commercial Paper (backed by irrevocable bank letter of credit) - 10.61%		70,494,482

Notes
Apparel - 1.30%
NIKE, Inc.,
5.5%, 8-15-06	8,600	8,625,338

Banks - 2.96%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	3,500	3,493,872
Wells Fargo & Company:
4.68313%, 4-3-06	8,000	8,000,000
4.73875%, 4-18-06	8,200	8,200,000
		19,693,872
Business Equipment and Services - 1.35%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
4.93%, 4-6-06	7,840	7,840,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
4.93%, 4-5-06	1,120	1,120,000
		8,960,000
Computers - Main and Mini - 2.81%
International Business Machines Corporation,
4.68%, 4-10-06	18,650	18,650,000

Finance Companies - 5.07%
Caterpillar Financial Services Corp.:
5.95%, 5-1-06	10,000	10,017,653
2.35%, 9-15-06	5,200	5,156,760
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
4.87%, 4-6-06	4,100	4,100,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
4.83%, 4-6-06	4,430	4,430,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
4.83%, 4-6-06	10,000	10,000,000
		33,704,413
Food and Related - 0.75%
Butter Krust Baking Company, Inc., Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series of 1999 (Wachovia Bank, N.A.),
4.93%, 4-6-06	1,985	1,985,000
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
4.98%, 4-6-06	3,000	3,000,000
		4,985,000
Furniture and Furnishings - 0.34%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
4.98%, 4-6-06	2,240	2,240,000

Health Care - Drugs - 2.63%
Lilly (Eli) and Company,
4.6%, 4-3-06	8,550	8,550,000
Pfizer Investment Capital p.l.c. (Pfizer Inc.), Extendible Liquidity Securities,
4.70875%, 4-18-06	8,935	8,935,000
		17,485,000
Health Care - General - 2.47%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
4.8%, 4-6-06	5,845	5,845,000
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
4.83%, 4-6-06	2,445	2,445,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
4.83%, 4-6-06	5,655	5,655,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A.),
4.85%, 4-6-06	2,475	2,475,000
		16,420,000
Hospital Supply and Management - 0.94%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
4.9%, 4-5-06	1,250	1,250,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
4.8%, 4-5-06	5,005	5,005,000
		6,255,000
Hotels and Gaming - 0.36%
Waco Investors II of Duluth Limited Partnership Bonds, Series 1995 (U.S. Bank, National Association),
4.9%, 4-6-06	2,385	2,385,000

Household - General Products - 0.05%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
4.9%, 4-6-06	306	306,000

Leisure Time Industry - 1.00%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
4.98%, 4-6-06	6,645	6,645,000

Multiple Industry - 5.66%
3M Company,
5.6736%, 12-12-06 (A)	12,900	12,970,926
General Electric Capital Corporation,
5.0%, 2-15-07	8,788	8,798,530
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
4.83%, 4-6-06	15,800	15,800,000
		37,569,456
Real Estate Investment Trust - 0.74%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
4.93%, 4-6-06	2,000	2,000,000
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
4.95%, 4-6-06	2,935	2,935,000
		4,935,000
Retail - General Merchandise - 3.34%
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	22,150	22,213,084

Retail - Specialty Stores - 0.14%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
4.93%, 4-6-06	925	925,000

Trucking and Shipping - 0.06%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
4.88%, 4-6-06	400	400,000

Total Notes - 31.97%		212,397,163

TOTAL CORPORATE OBLIGATIONS - 63.98%		$425,035,889

(Cost: $425,035,889)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama - 0.54%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
4.93%, 4-6-06	3,575	3,575,000

California - 5.57%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products Manufacturing Corporation, Taxable Series 1997A,
4.6%, 4- 4-06	22,000	22,000,000
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
4.6%, 4- 4-06	11,250	11,250,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
5.1%, 4-3-06	2,075	2,075,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.92%, 4-5-06	1,700	1,700,000
		37,025,000
Colorado - 0.15%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
4.85%, 4-6-06	1,000	1,000,000

District of Columbia - 0.34%
District of Columbia Revenue Bonds (American Society for Microbiology Project), Series 1998B (Taxable), (Wachovia Bank, N.A.),
4.83%, 4-6-06	2,280	2,280,000

Florida - 1.58%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
4.8%, 4-5-06	8,000	8,000,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
4.8%, 4-5-06	2,500	2,500,000
		10,500,000
Georgia - 4.86%

Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch,
      Wachovia Bank, National Association and WestLB AG,
      New York Branch):

4.7%, 4- 4-06	32,292	32,292,000
Kansas - 0.42%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
4.9%, 4-3-06	2,805	2,805,000

Maine - 0.39%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
4.78%, 4-5-06	2,605	2,605,000

Minnesota - 0.15%
City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997 (U.S. Bank, National Association),
4.95%, 4-6-06	1,000	1,000,000

Missouri - 0.30%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
4.93%, 4-6-06	2,010	2,010,000

New York - 3.32%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
4.62%, 4- 4-06	14,845	14,845,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
4.83%, 4-6-06	7,200	7,200,000
		22,045,000
Pennsylvania - 0.37%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
4.88%, 4-6-06	2,450	2,450,000

Rhode Island - 0.33%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
4.93%, 4-6-06	2,205	2,205,000

Texas - 1.05%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
4.55%, 5-1-06	6,950	6,950,000

Washington - 2.66%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
4.9%, 4-3-06	4,005	4,005,000
Columbia Heights Retirement Project, Series 2004 B (Wells Fargo Bank, N.A.),
4.8%, 4-3-06	3,400	3,400,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
4.88%, 4-6-06	2,955	2,955,000
Seaport Landing Retirement Project, Series 2005B (Bank of America),
4.8%, 4-3-06	1,320	1,320,000
Mill Pointe Apartments Project, Series 1999B (U. S. Bank, National Association),
4.9%, 4-3-06	930	930,000
Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series 2001B (U.S. Bank, National Association),
5.0%, 4-3-06	1,795	1,795,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds (Virginia Mason Research Center Project), Series 1997B (U.S. Bank, National Association),
4.9%, 4-6-06	1,795	1,795,000

Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue
      Bonds (Tonkin Building Associates, LLC Project),
      Series 1997B (U.S. Bank of Washington,
      National Association),

4.9%, 4-6-06	1,475	1,475,000
		17,675,000
Wisconsin - 0.62%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
4.9%, 4-3-06	3,340	3,340,000
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
4.9%, 4-6-06	745	745,000
		4,085,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 22.65%		$150,502,000

(Cost: $150,502,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
4.0%, 4-13-06	9,700	9,700,000
2.58%, 8-18-06	2,180	2,168,212
4.5%, 11-3-06	7,000	7,000,000
3.75%, 1-16-07	9,500	9,424,473
5.0%, 3-2-07	6,500	6,500,000
Federal Home Loan Mortgage Association,
4.8%, 2-23-07	9,000	9,000,000
Federal National Mortgage Association,
4.05%, 8-14-06	9,050	9,050,000
Overseas Private Investment Corporation:
4.8%, 4-5-06	16,08	16,081,500
4.8%, 4-5-06	4,200	4,200,000
4.82%, 4-5-06	27,395	27,395,348

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 15.13%		$100,519,533

(Cost: $100,519,533)

TOTAL INVESTMENT SECURITIES - 101.76%		$676,057,422

(Cost: $676,057,422)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.76%)		(11,667,730)

NET ASSETS - 100.00%		$664,389,692

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the total value of this security amounted to 1.95% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      CASH MANAGEMENT
      March 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $676,057) (Note 1)	$676,057
Cash	1,540
Receivables:
Fund shares sold	5,344
Interest	4,417
Prepaid and other assets	14

Total assets	687,372

LIABILITIES
Payable for investment securities purchased	12,000
Payable to Fund shareholders	10,307
Dividends payable	302
Accrued shareholder servicing (Note 2)	290
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	7
Accrued distribution and service fees (Note 2)	1
Other	61

Total liabilities	22,982

Total net assets	$664,390

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 652,894
Class B shares outstanding - 6,772
Class C shares outstanding - 4,724
Capital stock	$6,644
Additional paid-in capital	657,746

Net assets applicable to outstanding units of capital	$664,390

Net asset value, redemption and offering price per share for all classes	$1.00

See Notes to Financial Statements.

Statement of Operations
      CASH MANAGEMENT
      For the Six Months Ended March 31, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$13,911

Expenses (Note 2):
Shareholder servicing:
Class A	1,324
Class B	18
Class C	12
Waddell & Reed Money Market Class C (Note 3)	1
Investment management fee	1,304
Accounting services fee	84
Custodian fees	56
Distribution fee:
Class B	26
Class C	19
Waddell & Reed Money Market Class C (Note 3)	1
Service fee:
Class B	9
Class C	7
Waddell & Reed Money Market Class C (Note 3)	–	*
Audit fees	11
Legal fees	17
Other	171

Total expenses	3,054

Net investment income	10,857

Net increase in net assets resulting from operations	$10,857

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CASH MANAGEMENT
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,857	$11,434

Net increase in net assets resulting from operations	10,857	11,434

Distributions to shareholders from
net investment income (Note 1D):(1)
Class A	(10,718)	(11,329)
Class B	(78)	(59)
Class C	(58)	(40)
Waddell & Reed Money Market Class C (Note 3)	(3)	(6)

	(10,857)	(11,434)

Capital share transactions (Note 3)	26,507	(63,399)

Total increase (decrease)	26,507	(63,399)
NET ASSETS
Beginning of period	637,883	701,282

End of period	$664,390	$637,883

Undistributed net investment income	$–	$–

(1)See "Financial Highlights" on pages 22 - 24.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0168		0.0183	0.0032	0.0060	0.0139	0.0463
Less dividends declared	(0.0168)		(0.0183)	(0.0032)	(0.0060)	(0.0139)	(0.0463)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.67%		1.81%	0.32%	0.61%	1.39%	4.78%
Net assets, end of period (in millions)	$653		$625	$683	$860	$1,038	$1,062
Ratio of expenses to average net assets	0.92	%(1)	0.92%	0.92%	0.80%	0.78%	0.76%
Ratio of net investment income to average net assets	3.35	%(1)	1.80%	0.32%	0.62%	1.37%	4.60%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0112		0.0081	0.0001	0.0006	0.0047	0.0372
Less dividends declared	(0.0112)		(0.0081)	(0.0001)	(0.0006)	(0.0047)	(0.0372)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.10%		0.79%	0.01%	0.06%	0.47%	3.83%
Net assets, end of period (in millions)	$7		$7	$10	$14	$13	$11
Ratio of expenses to average net assets including voluntary expense reimbursement	2.04	%(1)	1.93%	1.24%	1.34%	1.69%	1.66%
Ratio of net investment income to average net assets including voluntary expense reimbursement	2.23	%(1)	0.74%	0.01%	0.06%	0.45%	3.49%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	–	(2)	1.99%	1.96%	1.72%	–	–
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	–	(2)	0.67%	-0.71%	-0.32%	–	–

(1)Annualized.
(2)See Note 2.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-06		2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0113		0.0077	0.0001	0.0005	0.0047	0.0373
Less dividends declared	(0.0113)		(0.0077)	(0.0001)	(0.0005)	(0.0047)	(0.0373)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.11%		0.75%	0.01%	0.05%	0.45%	3.83%
Net assets, end of period (in millions)	$4		$5	$7	$8	$7	$5
Ratio of expenses to average net assets including voluntary expense reimbursement	2.02	%(1)	1.96%	1.25%	1.34%	1.72%	1.65%
Ratio of net investment income to average net assets including voluntary expense reimbursement	2.24	%(1)	0.70%	0.01%	0.05%	0.42%	3.57%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	–	(2)	2.01%	2.03%	1.75%	–	–
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	–	(2)	0.65%	-0.77%	-0.37%	–	–

(1)Annualized.
(2)See Note 2.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2006

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.
C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.
D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $0.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B and Class C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. In the previous environment of low interest rates, W&R voluntarily agreed to reimburse sufficient distribution and service fees to any class of the Fund in order to insure the yield of that class remained at or above 0.01%. During the first quarter of the fiscal year ended September 30, 2005, interest rates became high enough for such reimbursement to be discontinued.

During the six-month period ended March 31, 2006, W&R received no front-end sales commissions.

A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2006, W&R received $10, $34,032 and $446 in CDSC for Class A, Class B and Class C shares, respectively.

The Fund paid Directors' regular compensation of $20,197, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. As of December 1, 2003, Class B and Class C shares were closed to direct investment. Investments via exchange into Class B and Class C shares are permitted. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class C shares were combined with Class A shares effective January 27, 2006.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2006	2005

Value issued from sale of shares:
Class A	$731,245	$1,178,684
Class B	9,827	12,207
Class C	8,426	17,725
Waddell & Reed Money Market Class C	–	–
Value issued in connection with merger of Waddell & Reed Money Market Class C into Class A	375	NA
Value issued from reinvestment of dividends:
Class A	10,324	10,974
Class B	75	57
Class C	56	38
Waddell & Reed Money Market Class C	3	5
Value redeemed:
Class A	(714,137)	(1,247,366)
Class B	(10,244)	(15,230)
Class C	(8,969)	(20,266)
Waddell & Reed Money Market Class C	(99)	(227)
Value redeemed in connection with merger of Waddell & Reed Money Market Class C into Class A	(375)	NA

Increase (decrease) in outstanding capital	$26,507	$(63,399)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund"), as of March 31, 2006, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of March 31, 2006, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2005, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 16, 2006

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1010SA (3-06)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: June 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 5, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: June 5, 2006